Note M - Related Party Transactions (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Mar. 22, 2007	Dec. 31, 2018	Dec. 31, 2017
Minimum Related Party Loan		$ 120
Related Party Deposit Liabilities		$ 52,877	$ 44,877
Debt Instrument, Interest Rate, Stated Percentage	6.58%	4.47%	3.27%
Debt Instrument, Term	5 years
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		1.50%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		4.09%
Promissory Note Payable To Directors and Affiliates [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage		1.25%
Debt Instrument, Term		12 years
Promissory Note Payable To Directors and Affiliates [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage		2.85%
Debt Instrument, Term		36 years
Directors and their Affiliates [Member]
Notes Payable, Related Parties		$ 3,558	$ 3,593